Related Party Transactions - Schedule of Dues Payables to Related Party (Detail) $ in Thousands	Sep. 30, 2016 USD ($)
Related Party Transaction [Line Items]
Drydocking supervision fee	$ 54
KNOT [Member]
Related Party Transaction [Line Items]
Drydocking supervision fee	38
KOAS [Member]
Related Party Transaction [Line Items]
Drydocking supervision fee	$ 16